BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS - Yandex.Market (Details) ₽ in Millions, $ in Millions		12 Months Ended
	Apr. 27, 2018 RUB (₽)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 USD ($)
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Investments in non-marketable equity securities at fair value		₽ 36,484.0	₽ 28,073.0	$ 356.0
Effect of Yandex.Market deconsolidation		₽ 28,244.0
Sberbank | Yandex.Market B.V.
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Shares subscribed for new ordinary shares	₽ 30,000.0
Outstanding shares allocated to management and an equity incentive pool	10.00%
Investments in non-marketable equity securities at fair value	₽ 29,985.0
Effect of Yandex.Market deconsolidation	₽ 28,244.0